Document and Entity Information	3 Months Ended
Mar. 31, 2016
Document and Entity Information:
Entity Registrant Name	N-Viro International Corporation
Document Type	S-1
Document Period End Date	Mar. 31, 2016
Trading Symbol	nvic
Amendment Flag	false
Entity Central Index Key	0000904896
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	No
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	FY